Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flow from operating activities:
Net (loss) income	$ (2,903)	$ 37,299	$ (2,283)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income from Joint Venture	(495)	(1,973)	(2,141)
Depreciation expense	11,619	395	134
Equity in earnings of Joint Venture	(18,955)	(56,307)	(4,291)
Amortization of deferred revenue	(8,566)
Amortization of deferred mobilization costs	4,288
Amortization of deferred financing costs	1,067
Deferred income taxes	(3,169)	(371)
Share-based compensation expense	4,471	65	594
Changes in operating assets and liabilities:
Accounts receivable	(45,051)	(17,527)
Materials and supplies	(35,031)	(7,955)
Prepaid expenses and other assets	(108,593)	(2,972)	(102)
Accounts payable and accrued expenses	39,437	6,252	824
Deferred revenue	97,550	12,955
Net cash used in operating activities	(64,331)	(30,139)	(7,265)
Cash flow from investing activities:
Capital expenditures	(1,539,630)	(883,853)	(146,082)
Contributions to Joint Venture			(37,249)
Increase in restricted cash	(315,286)	(60,967)	(715)
Net cash used in investing activities	(1,854,916)	(944,820)	(184,046)
Cash flow from financing activities:
Proceeds from issuance of common shares, net	625,816
Proceeds from long-term debt	1,275,000	450,000
Payments on long-term debt	(50,000)
Deferred financing costs	(6,803)	(57,995)
Proceeds from related-party loan	142,205	685,280	198,645
Payments on related-party loan		(69,444)
Net cash provided by financing activities	1,986,218	1,007,841	198,645
Increase in cash and cash equivalents	66,971	32,882	7,334
Cash and cash equivalents, beginning of period	40,307	7,425	91
Cash and cash equivalents, end of period	$ 107,278	$ 40,307	$ 7,425